LEASES (Tables)	12 Months Ended
Jun. 30, 2021
Leases
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2021	June 30, 2020
Right-of-use assets, net	$5,170,395	$5,123,898

Operating lease liabilities - current	$171,803	$172,716
Operating lease liabilities - non-current	1,123,060	1,200,299
Total operating lease liabilities	$1,294,863	$1,373,015

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	14.58
Weighted average discount rate	5.79%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	14.58
Weighted average discount rate	5.79%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities as of June 30,2021:

Twelve months ending June 30,
2022	$240,505
2023	246,569
2024	264,105
2025	264,556
2026	271,226
Thereafter	244,817
Total future minimum lease payments	1,531,778
Less: imputed interest	236,915
Total	$1,294,863